UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	7/31/2011

Item 1.	Schedule of Investments

Prudential Jennison Equity Income Fund

Schedule of Investments

as of July 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.9%
COMMON STOCKS — 86.7%
Aerospace & Defense — 2.6%
718,969	Boeing Co. (The)	$ 50,665,745

Air Freight & Logistics — 2.3%
652,469	United Parcel Service, Inc. (Class B Stock)	45,163,904

Auto Components — 2.5%
767,895	Faurecia (France)	29,620,538
388,708	Lear Corp.	19,046,692

		48,667,230

Automobiles — 1.4%
282,949	Bayerische Motoren Werke AG (Germany)	28,287,056

Chemicals — 3.2%
543,940	E.I. du Pont de Nemours & Co.	27,969,395
477,017	Monsanto Co.	35,051,209

		63,020,604

Commercial Services & Supplies — 0.5%
427,909	Progressive Waste Solutions Ltd., UTS (Canada)	9,640,790

Communications Equipment — 2.4%
844,603	Finisar Corp.*(a)	14,392,035
611,398	QUALCOMM, Inc.	33,492,383

		47,884,418

Computers & Peripherals — 1.1%
873,863	EMC Corp.*(a)	22,790,347

Diversified Financial Services — 1.8%
820,830	JPMorgan Chase & Co.	33,202,574
100,000	TCW Energy Partners LLC, 144A (original cost $2,000,000; purchased 12/14/07)(b)(d)(h)	1,789,584

		34,992,158

Diversified Telecommunication Services — 9.3%
1,375,823	Alaska Communications Systems Group, Inc.(a)	9,947,200
1,053,839	AT&T, Inc.	30,835,329
664,711	CenturyLink, Inc.	24,667,425
550,067	Chunghwa Telecom Co. Ltd., ADR (Taiwan)(a)	19,120,329
1,683,138	City Telecom HK Ltd., ADR (Hong Kong)	18,514,518
2,299,394	Deutsche Telekom AG (Germany)	35,842,496
5,599,698	Frontier Communications Corp.(a)	41,941,738
202,498	Otelco, Inc. (One Share of Class A Common Stock and $7.50 Principal amount of 13% senior subordinated notes due 2019), IDS(a)	3,248,068

		184,117,103

Electric Utilities — 4.2%
545,852	Exelon Corp.	24,055,698
352,340	FirstEnergy Corp.	15,731,981
1,985,168	Scottish & Southern Energy PLC (United Kingdom)	42,534,627

		82,322,306

Electrical Equipment — 0.9%
501,941	Woodward, Inc.	17,316,964

Food Products — 6.3%
1,349,608	B&G Foods, Inc.(a)	25,359,134
289,220	Bunge Ltd. (Bermuda)	19,901,228
187,518	J.M. Smucker Co. (The)	14,611,403
850,960	Kraft Foods, Inc. (Class A Stock)	29,256,005
3,496,435	Tate & Lyle PLC (United Kingdom)	34,846,794

		123,974,564

Hotels, Restaurants & Leisure — 0.7%
262,190	Yum! Brands, Inc.	13,848,876

Independent Power Producers & Energy Traders — 2.6%
4,890,306	International Power PLC (United Kingdom)	24,477,386
1,539,151	Northland Power, Inc. (Canada)	26,096,861

		50,574,247

Industrial Conglomerates — 1.5%
231,993	Siemens AG, ADR (Germany)(a)	29,530,389

Media — 6.5%
1,866,325	British Sky Broadcasting Group PLC (United Kingdom)	21,811,881
1,410,582	Cinemark Holdings, Inc.	27,492,243
992,845	Comcast Corp. (Class A Stock)	23,848,137
875,664	Lagardere SCA (France)	34,012,778
1,303,606	News Corp. (Class A Stock)	20,883,768

		128,048,807

Multi-Utilities — 5.5%
1,691,270	CenterPoint Energy, Inc.	33,115,067
953,291	National Grid PLC, ADR (United Kingdom)	46,892,384
1,444,056	NiSource, Inc.	29,068,847

		109,076,298

Oil, Gas & Consumable Fuels — 13.1%
491,204	Baytex Energy Corp. (Canada)	27,417,352
690,785	Bonavista Energy Corp., UTS (Canada)	20,786,089
645,287	Crescent Point Energy Corp. (Canada)	29,007,354
52,200	Crescent Point Energy Corp., 144A (Canada)	2,346,528
660,567	Marathon Oil Corp.	20,457,760
446,940	Marathon Petroleum Corp.*	19,571,503
1,650,973	NAL Energy Corp. (Canada)(b)	19,007,486
170,000	NAL Energy Corp., 144A, UTS (Canada)(b)	1,957,193
735,848	Peyto Exploration & Development Corp. (Canada)(b)	17,944,695
156,000	Peyto Exploration & Development Corp., 144A (Canada)(b)	3,804,281
2,174,215	Provident Energy Ltd. (Canada)	19,285,287
579,415	Spectra Energy Corp.	15,655,793
930,314	Targa Resources Corp.	31,407,401
938,277	Williams Cos., Inc. (The)	29,743,381

		258,392,103

Pharmaceuticals — 1.7%
1,761,390	Pfizer, Inc.	33,889,144

Real Estate Investment Trusts — 5.1%
476,925	Digital Realty Trust, Inc.(a)	29,192,579
1,570,055	First Potomac Realty Trust	24,524,259
412,390	Health Care REIT, Inc.(a)	21,765,944
3,315,952	MFA Financial, Inc.	24,836,481

		100,319,263

Real Estate Management & Development — 0.4%
72,400	Direcional Engenharia SA (Brazil)	485,514
1,114,076	Direcional Engenharia SA, 144A (Brazil)(b)	7,470,994

		7,956,508

Road & Rail — 1.1%
482,413	J.B. Hunt Transport Services, Inc.	21,824,364

Semiconductors & Semiconductor Equipment — 3.1%
1,404,624	Intel Corp.	31,365,254
901,056	Xilinx, Inc.	28,923,898

		60,289,152

Software — 3.4%
1,956,270	Activision Blizzard, Inc.	23,162,237
1,421,778	Oracle Corp.	43,477,971

		66,640,208

Tobacco — 2.0%
759,707	Altria Group, Inc.	19,980,294
263,483	Philip Morris International, Inc.	18,752,085

		38,732,379

Transportation Infrastructure — 0.8%
553,566	CCR SA (Brazil)	16,572,892

Wireless Telecommunication Services — 0.7%
364,913	Rogers Communications, Inc. (Class B Stock) (Canada)	13,932,729

	TOTAL COMMON STOCKS (cost $1,651,101,497)	1,708,470,548

PREFERRED STOCKS — 7.1%
Airlines — 0.7%
364,902	Continental Airlines Finance Trust II	13,022,440

Diversified Financial Services — 2.2%
388,902	Citigroup, Inc., CVT, 7.50%	43,615,359

Electric Utilities — 1.7%
310,733	Great Plains Energy, Inc., CVT, 12.00%	19,815,444
275,000	PPL Corp., CVT, 8.75%(b)	14,751,000

		34,566,444

Insurance — 1.4%
355,800	Metlife, Inc., CVT, 5.00%(b)	27,731,052

Leisure Equipment & Products — 0.6%
55,120	Callaway Golf Co., Series B, CVT, 7.50%(b)	5,932,290
46,500	Callaway Golf Co., Series B, CVT, 144A, 7.50%(b)	5,004,563

		10,936,853

Oil, Gas & Consumable Fuels — 0.4%
28,902	Whiting Petroleum Corp., CVT, 6.25%	7,982,154

Real Estate Investment Trusts — 0.1%
116,134	DuPont Fabros Redeemable Perpetual, 7.875%	2,909,157

	TOTAL PREFERRED STOCKS (cost $148,456,883)	140,763,459

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
CONVERTIBLE BONDS — 4.1%
Airlines — 0.9%
United Continental Holdings, Inc.	CCC+(e)	6.00%	10/15/29	$7,750	17,456,875

Investment Banking & Brokerage — 3.2%
GS Dividend Linked Notes, 144A (original cost $7,000,000; purchased 08/06/10)(b)(d)	NR	1.45%	01/04/13	7,000	8,097,125
GS NetApp, Inc., 144A(b)	NR	4.50%	12/06/11	54,350	26,195,292
GS Rackspace Hosting, 144A(b)	NR	10.10%	10/14/11	52,300	21,222,749
GS Whiting Petroleum, 144A(b)	NR	5.15%	10/11/11	13,463	7,965,430

					63,480,596

TOTAL CONVERTIBLE BONDS (cost $93,815,853)					80,937,471

TOTAL LONG-TERM INVESTMENTS (cost $1,893,374,233)					1,930,171,478

SHORT-TERM INVESTMENT — 9.1%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $179,089,745; includes $151,986,380 of cash collateral for securities on loan)(c)(f)	179,089,745	179,089,745

TOTAL INVESTMENTS(h) — 107.0% (cost $2,072,463,978)(g)		2,109,261,223
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(137,355,969)

NET ASSETS — 100.0%		$1,971,905,254

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
IDS	Income Depositary Receipt
NR	Not Rated by Moody’s or Standard & Poor’s
REIT	Real Estate Investment Trust
UTS	Unit Trust Security

†	The ratings reflected are as of July 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $146,448,557; cash collateral of $151,986,380 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $9,000,000. The aggregate value of $9,886,709 is approximately 0.5% of net assets.
(e)	Standard & Poor’s rating.
(f)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	The United States federal income tax basis of the Schedule of Investments was $2,072,567,994; accordingly, net unrealized appreciation on investments for federal income tax purposes was $36,693,229 (gross unrealized appreciation $110,954,310; gross unrealized depreciation $74,261,081). The difference between book and tax basis is primarily attributable to deferred losses on wash sales, investments in passive foreign investment companies and partnerships as of the most recent fiscal year end.
(h)	As of July 31, 2011, 8 securities representing $231,411,259 and 11.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,477,059,289	$229,621,675	$1,789,584
Preferred Stocks	140,763,459	—	—
Convertible Bonds	—	80,937,471	—
Affiliated Money Market Mutual Fund	179,089,745	—	—

Total	$1,796,912,493	$310,559,146	$1,789,584

Fair Value of Level 2 investments at 10/31/10 was $0. $10,300,307 was transferred into Level 2 from Level 1 at 07/31/11 as a result of using third-party vendor modeling tools due to significant market movements between the time at which the Portfolio valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Prudential Mid-Cap Value Fund

Schedule of Investments

as of July 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS — 98.3%
Aerospace & Defense — 2.5%
9,500	Alliant Techsystems, Inc.(a)	$ 619,685
21,900	ITT Corp.	1,168,146
14,400	L-3 Communications Holdings, Inc.	1,139,328
31,700	Textron, Inc.(a)	733,221

		3,660,380

Airlines — 0.6%
10,400	Delta Air Lines, Inc.*	82,056
52,700	Southwest Airlines Co.	524,892
12,000	United Continental Holdings, Inc.*(a)	217,440

		824,388

Auto Components — 0.9%
9,200	Autoliv, Inc.(a)	608,672
13,600	Federal-Mogul Corp.*	260,712
21,600	Goodyear Tire & Rubber Co. (The)*	349,272
2,700	TRW Automotive Holdings Corp.*	136,269

		1,354,925

Auto Parts & Equipment — 0.1%
3,000	Lear Corp.	147,000

Beverages — 1.2%
19,200	Coca-Cola Enterprises, Inc.	539,712
37,400	Constellation Brands, Inc. (Class A Stock)*	762,586
9,300	Molson Coors Brewing Co. (Class B Stock)	418,965

		1,721,263

Biotechnology — 0.7%
12,900	Cephalon, Inc.*	1,031,226

Capital Markets — 1.8%
20,800	Ameriprise Financial, Inc.	1,125,280
16,500	Federated Investors, Inc. (Class B Stock)	352,605
48,800	Janus Capital Group, Inc.	411,872
22,600	Raymond James Financial, Inc.	717,776

		2,607,533

Chemicals — 2.3%
17,400	Ashland, Inc.(a)	1,065,576
11,500	Celanese Corp. (Class A Stock)	633,995
3,300	CF Industries Holdings, Inc.	512,556
13,100	Cytec Industries, Inc.	733,600
4,000	PPG Industries, Inc.	336,800

		3,282,527

Commercial Banks — 2.8%
13,600	Bank of Hawaii Corp.	609,416
9,200	BOK Financial Corp.	501,032
17,745	Commerce Bancshares, Inc.	725,948
30,700	Fifth Third Bancorp	388,355
1,500	First Citizens BancShares, Inc. (Class A Stock)	270,180
11,800	M&T Bank Corp.	1,017,632
44,800	TCF Financial Corp.	569,856

		4,082,419

Commercial Services & Supplies — 2.3%
23,400	Avery Dennison Corp.	738,270
22,600	Cintas Corp.(a)	735,630
24,500	Corrections Corp. of America*	525,770
28,300	Pitney Bowes, Inc.	609,865
39,500	RR Donnelley & Sons Co.(a)	742,995

		3,352,530

Communications Equipment — 0.8%
14,100	EchoStar Corp. (Class A Stock)*	471,786
15,900	Harris Corp.	633,933

		1,105,719

Computers — 0.6%
20,300	SanDisk Corp.*	863,359

Computers & Peripherals — 1.8%
14,600	Diebold, Inc.	441,504
21,700	Lexmark International, Inc. (Class A Stock)*	728,469
41,000	Seagate Technology PLC (Ireland)	569,490
25,000	Western Digital Corp.*	861,500

		2,600,963

Construction & Engineering — 1.3%
12,600	Chicago Bridge & Iron Co. NV (Netherlands)	519,750
20,400	KBR, Inc.	727,260
16,600	URS Corp.*	677,778

		1,924,788

Consumer Finance — 1.6%
46,700	Discover Financial Services	1,195,987
73,300	SLM Corp.	1,142,747

		2,338,734

Containers & Packaging — 1.4%
11,300	Ball Corp.(a)	438,440
23,300	Owens-Illinois, Inc.*	539,861
37,900	Sealed Air Corp.	815,987
6,700	Sonoco Products Co.	214,735

		2,009,023

Diversified Consumer Services — 1.3%
11,800	Apollo Group, Inc. (Class A Stock)*	599,794
43,800	H&R Block, Inc.	655,248
59,700	Service Corp. International	625,059

		1,880,101

Diversified Financial Services — 1.5%
26,100	Leucadia National Corp.	878,787
33,400	NASDAQ OMX Group, Inc. (The)*(a)	803,938
14,300	NYSE Euronext, Inc.	478,478

		2,161,203

Diversified Telecommunication Services — 1.6%
20,491	CenturyLink, Inc.	760,421
91,600	Frontier Communications Corp.(a)	686,084
67,800	Windstream Corp.(a)	827,838

		2,274,343

Electric Utilities — 4.0%
8,000	American Electric Power Co., Inc.	294,880
28,800	Edison International	1,096,416
14,940	FirstEnergy Corp.	667,071
11,000	Northeast Utilities	374,000
31,200	NV Energy, Inc.	463,008
22,100	Pepco Holdings, Inc.	412,828
8,800	Pinnacle West Capital Corp.	372,680
50,300	PPL Corp.	1,403,370
13,900	Progress Energy, Inc.	649,686

		5,733,939

Electronic Equipment & Instruments — 0.4%
11,300	Tech Data Corp.*	527,371

Electronic Equipment, Instruments & Components — 0.3%
27,200	Vishay Intertechnology, Inc.*	374,544

Energy Equipment & Services — 3.6%
15,700	Atwood Oceanics, Inc.*(a)	733,190
10,300	Diamond Offshore Drilling, Inc.(a)	698,649
4,600	Helmerich & Payne, Inc.	317,630
38,000	Nabors Industries Ltd. (Bermuda)*	1,003,580
19,800	Rowan Cos., Inc.*	775,566
7,700	SEACOR Holdings, Inc.(a)	772,772
12,700	Superior Energy Services, Inc.*(a)	526,923
7,200	Tidewater, Inc.	391,248

		5,219,558

Food & Staples Retailing — 1.6%
20,800	Kroger Co. (The)	517,296
54,300	Safeway, Inc.(a)	1,095,231
72,600	SUPERVALU, Inc.(a)	624,360

		2,236,887

Food Products — 3.1%
47,800	ConAgra Foods, Inc.	1,224,158
16,400	Corn Products International, Inc.	834,596
44,600	Dean Foods Co.*	491,492
21,500	Sara Lee Corp.	410,865
30,400	Smithfield Foods, Inc.*(a)	669,408
43,600	Tyson Foods, Inc. (Class A Stock)	765,616

		4,396,135

Gas Utilities — 2.7%
23,000	Atmos Energy Corp.	768,890
15,500	Energen Corp.	911,555
13,700	ONEOK, Inc.	997,223
32,800	Questar Corp.	604,504
18,500	UGI Corp.	560,550

		3,842,722

Healthcare Equipment & Supplies — 0.7%
11,900	Kinetic Concepts, Inc.*	796,586
3,900	Teleflex, Inc.	234,897

		1,031,483

Healthcare Providers & Services — 4.5%
11,400	Aetna, Inc.	472,986
32,600	CIGNA Corp.	1,622,502
14,800	Community Health Systems, Inc.*	382,432
28,900	Coventry Health Care, Inc.*	924,800
16,700	Health Net, Inc.*	469,604
19,900	Humana, Inc.	1,484,142
15,100	LifePoint Hospitals, Inc.*(a)	560,210
20,800	Omnicare, Inc.(a)	634,400

		6,551,076

Healthcare Services — 0.3%
7,100	Quest Diagnostics, Inc.	383,471

Hotels, Restaurants & Leisure — 1.6%
23,200	Brinker International, Inc.	557,264
9,600	Darden Restaurants, Inc.	487,680
4,100	Penn National Gaming, Inc.*	171,913
15,500	Royal Caribbean Cruises Ltd. (Liberia)*(a)	474,610
18,600	Wyndham Worldwide Corp.	643,374

		2,334,841

Household Durables — 1.7%
7,000	Fortune Brands, Inc.	421,470
22,100	Garmin Ltd. (Switzerland)(a)	721,123
4,000	Jarden Corp.	123,960
43,900	Newell Rubbermaid, Inc.	681,328
7,500	Whirlpool Corp.(a)	519,225

		2,467,106

Household Products — 0.6%
11,400	Energizer Holdings, Inc.*(a)	919,296

Independent Power Producers & Energy Traders — 1.4%
51,800	AES Corp. (The)*	637,658
16,800	Constellation Energy Group, Inc.	652,344
28,900	NRG Energy, Inc.*(a)	708,628

		1,998,630

Insurance — 9.3%
12,700	Allied World Assurance Co. Holdings AG (Switzerland)	691,515
27,000	American Financial Group, Inc.	917,460
11,200	Aon Corp.	538,944
27,500	Arch Capital Group Ltd. (Bermuda)*	929,500
15,000	Aspen Insurance Holdings Ltd. (Bermuda)	388,500
7,300	AXIS Capital Holdings Ltd. (Bermuda)	232,651
28,300	Cincinnati Financial Corp.(a)	773,439
7,700	CNA Financial Corp.	212,058
6,600	Endurance Specialty Holdings Ltd. (Bermuda)	268,884
5,600	Everest Re Group Ltd. (Bermuda)	459,872
37,800	Fidelity National Financial, Inc. (Class A Stock)	616,140
45,700	Hartford Financial Services Group, Inc. (The)	1,070,294
27,600	HCC Insurance Holdings, Inc.	831,588
35,000	Lincoln National Corp.	927,500
31,000	Principal Financial Group, Inc.	856,530
31,900	Progressive Corp. (The)	627,792
25,200	Protective Life Corp.	535,752
11,100	Reinsurance Group of America, Inc.(a)	646,131
10,900	RenaissanceRe Holdings Ltd. (Bermuda)(a)	758,531
15,900	StanCorp Financial Group, Inc.(a)	528,834
24,100	Unum Group	587,799

		13,399,714

Internet — 0.5%
41,400	Liberty Media Holding Corp. - Interactive (Class A Stock)*	679,374

Internet & Catalog Retail — 0.2%
11,300	Expedia, Inc.	358,097

IT Services — 2.7%
1,500	Alliance Data Systems Corp.*	147,510
22,400	Amdocs Ltd. (Guernsey)*	706,272
25,800	Computer Sciences Corp.	910,224
11,400	Convergys Corp.*	141,816
11,800	DST Systems, Inc.	604,042
40,800	SAIC, Inc.*(a)	654,024
40,100	Total System Services, Inc.	746,261

		3,910,149

Machinery — 1.5%
8,600	Eaton Corp.	412,370
16,700	Harsco Corp.	457,747
10,300	Navistar International Corp.*	528,493
16,200	Oshkosh Corp.*	402,084
4,200	SPX Corp.	316,008

		2,116,702

Media — 2.3%
21,800	CBS Corp. (Class B Stock)	596,666
26,900	DISH Network Corp. (Class A Stock)*	797,047
48,600	Gannett Co., Inc.	620,136
17,100	McGraw-Hill Cos., Inc. (The)(a)	711,360
1,300	Washington Post Co. (The) (Class B Stock)(a)	522,990

		3,248,199

Multi-Line Retail — 0.8%
38,400	Macy’s, Inc.	1,108,608

Multi-Utilities — 7.4%
12,300	Alliant Energy Corp.	484,743
35,800	Ameren Corp.(a)	1,031,756
47,100	CenterPoint Energy, Inc.	922,218
28,100	CMS Energy Corp.	537,834
13,800	Consolidated Edison, Inc.	725,880
23,000	DTE Energy Co.	1,146,320
28,900	MDU Resources Group, Inc.	623,084
49,000	NiSource, Inc.	986,370
17,000	OGE Energy Corp.	850,680
10,700	SCANA Corp.	419,333
23,800	Sempra Energy	1,206,422
11,100	TECO Energy, Inc.	205,683
18,000	Vectren Corp.	475,380
46,200	Xcel Energy, Inc.	1,108,800

		10,724,503

Office Electronics — 0.9%
144,300	Xerox Corp.	1,346,319

Oil, Gas & Consumable Fuels — 5.3%
33,400	El Paso Corp.	686,370
7,600	Forest Oil Corp.*	197,600
23,200	Frontline Ltd. (Bermuda)(a)	266,800
19,500	Murphy Oil Corp.	1,252,290
4,900	Noble Energy, Inc.	488,432
22,500	Plains Exploration & Production Co.*	877,725
28,100	Quicksilver Resources, Inc.*(a)	397,615
25,300	Southern Union Co.	1,087,900
23,500	Spectra Energy Corp.	634,970
3,900	Sunoco, Inc.	158,535
65,600	Valero Energy Corp.	1,647,872

		7,696,109

Paper & Forest Products — 1.3%
8,600	Domtar Corp.(a)	687,570
37,900	International Paper Co.	1,125,630

		1,813,200

Pharmaceuticals — 1.4%
16,700	Endo Pharmaceuticals Holdings, Inc.*	622,075
39,300	Forest Laboratories, Inc.*	1,456,458

		2,078,533

Real Estate Investment Trusts — 4.5%
79,900	Annaly Capital Management, Inc.	1,340,722
21,900	Brandywine Realty Trust(a)	262,581
56,100	Duke Realty Corp.(a)	787,644
35,500	Hospitality Properties Trust	896,375
59,449	Host Hotels & Resorts, Inc.(a)	942,267
13,300	Mack-Cali Realty Corp.(a)	442,491
21,650	ProLogis, Inc.	771,389
12,100	SL Green Realty Corp.(a)	992,442

		6,435,911

Real Estate Management & Development — 0.8%
41,200	Forest City Enterprises, Inc. (Class A Stock)*(a)	742,012
5,000	Jones Lang LaSalle, Inc.	425,600

		1,167,612

Road & Rail — 0.5%
12,700	Ryder System, Inc.	715,264

Semiconductors & Semiconductor Equipment — 1.0%
44,000	Marvell Technology Group Ltd. (Bermuda)*	652,080
77,900	Micron Technology, Inc.*	574,123
16,000	Teradyne, Inc.*	215,840

		1,442,043

Software — 0.4%
26,700	CA, Inc.	595,410

Specialty Retail — 1.4%
4,800	Aeropostale, Inc.*(a)	80,880
26,900	American Eagle Outfitters, Inc.	353,466
11,400	Big Lots, Inc.*	397,062
33,100	GameStop Corp. (Class A Stock)*(a)	780,498
16,200	RadioShack Corp.(a)	225,504
3,000	Signet Jewelers Ltd. (Bermuda)*	128,520

		1,965,930

Thrifts & Mortgage Finance — 0.8%
70,200	Hudson City Bancorp, Inc.	579,150
44,200	New York Community Bancorp, Inc.	598,026

		1,177,176

Tobacco — 0.6%
8,000	Lorillard, Inc.(a)	849,760

Wireless Telecommunication Services — 1.1%
33,900	MetroPCS Communications, Inc.*	551,892
17,300	NII Holdings, Inc.*	732,655
10,300	Telephone & Data Systems, Inc.	292,108

		1,576,655

	TOTAL COMMON STOCKS (cost $122,641,010)	141,644,751

EXCHANGE TRADED FUND — 1.0%
30,500	iShares Russell Midcap Value Index Fund (cost $1,468,377)	1,399,035

	TOTAL LONG-TERM INVESTMENTS (cost $124,109,387)	143,043,786

SHORT-TERM INVESTMENT — 20.4%
AFFILIATED MONEY MARKET MUTUAL FUND
29,448,843	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $29,448,843; includes $27,950,691 of cash collateral for securities on loan)(b)(c)	29,448,843

	TOTAL INVESTMENTS — 119.7% (cost $153,558,230)(d)	172,492,629
	LIABILITIES IN EXCESS OF OTHER ASSETS — (19.7)%	(28,399,518)

	NET ASSETS — 100.0%	$144,093,111

The following abbreviations are used in the Portfolio descriptions:

NASDAQ	National Association of Securities Dealers Automated Quotations
NYSE	New York Stock Exchange
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $27,026,573; cash collateral of $27,950,691 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The United States federal income tax basis of the Schedule of Investments was $153,914,678; accordingly, net unrealized appreciation on investments for federal income tax purposes was $18,577,951 (gross unrealized appreciation $25,617,392; gross unrealized depreciation $7,039,441). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$141,644,751	$—	$—
Exchanged Traded Fund	1,399,035	—	—
Affiliated Money Market Mutual Fund	29,448,843	—	—

Total	$172,492,629	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds may hold up to 15% of their respective net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	September 19, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	September 19, 2011

*	Print the name and title of each signing officer under his or her signature.